Restatement (Tables)	12 Months Ended
Dec. 31, 2013
Impact of Restatement on Company's Financial Statements

The following tables detail the impact of the restatement on the Company’s financial statements as of and for the years ended December 31, 2012 and 2011:

	2012
	As Reported	Adjustment	As Restated
Consolidated Balance Sheets
Property and equipment, net	$14,150	$6,306	$20,456
Total assets	51,921	6,305	58,226
Financing and capital lease obligations, current portion	1,171	57	1,228
Total current liabilities	28,924	57	28,981
Financing and capital lease obligations, net of current portion	550	9,039	9,589
Other non-current liabilities	2,301	(1,430)	871
Total liabilities	81,691	7,666	89,357
Accumulated deficit	(171,357)	(1,361)	(172,718)
Total stockholders’ equity (deficit)	(165,248)	(1,361)	(166,609)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	51,921	6,305	58,226

	2012
	As Reported	Adjustment	As Restated
Consolidated Statements of Operations and Comprehensive Loss
Cost of revenue	$45,178	$(778)	$44,400
Gross profit	36,561	778	37,339
Sales and marketing	28,268	(363)	27,905
Research and development	15,035	(414)	14,621
General and administrative	7,577	(83)	7,494
Total operating expenses	51,001	(860)	50,141
Loss from operations	(14,440)	1,638	(12,802)
Interest expense	(203)	(1,773)	(1,976)
Total other expense, net	(214)	(1,773)	(1,987)
Loss before income taxes	(14,654)	(135)	(14,789)
Net loss	(14,738)	(135)	(14,873)
Comprehensive loss	(14,738)	(135)	(14,873)
Net loss per common share, basic and diluted	(3.06)	(.03)	(3.09)

	2011
	As Reported	Adjustment	As Restated
Consolidated Statements of Operations and Comprehensive Loss
Cost of revenue	$43,034	$(901)	$42,133
Gross profit	25,749	901	26,650
Sales and marketing	22,914	(361)	22,553
Research and development	9,397	(277)	9,120
General and administrative	5,921	(100)	5,821
Total operating expenses	40,405	(738)	39,667
Loss from operations	(14,656)	1,639	(13,017)
Interest expense	(203)	(1,771)	(1,974)
Total other expense, net	(241)	(1,771)	(2,012)
Loss before income taxes	(14,897)	(132)	(15,029)
Net loss	(14,932)	(132)	(15,064)
Comprehensive loss	(14,932)	(132)	(15,064)
Net loss per common share, basic and diluted	(3.06)	(.03)	(3.09)

	2012
	As Reported	Adjustment	As Restated
Consolidated Statement of Cash Flows
Net loss	$(14,738)	$(135)	$(14,873)
Depreciation and amortization	8,294	266	8,560
Interest accrual on financing obligation	—	1,774	1,774
Other non-current liabilities	411	(118)	293
Net cash and cash equivalents provided by operating activities	10,622	1,786	12,408
Payments on financing and capital lease obligations	(1,359)	(1,786)	(3,145)
Net cash and cash equivalents used in financing activities	(467)	(1,786)	(2,253)

	2011
	As Reported	Adjustment	As Restated
Consolidated Statement of Cash Flows
Net loss	$(14,932)	$(132)	$(15,064)
Depreciation and amortization	7,040	266	7,306
Interest accrual on financing obligation	—	1,771	1,771
Other non-current liabilities	311	(170)	141
Net cash and cash equivalents used in operating activities	4,148	1,734	5,882
Payments on financing and capital lease obligations	(1,076)	(1,734)	(2,810)
Net cash and cash equivalents used in financing activities	(711)	(1,734)	(2,445)